Exhibit 99.1 Disclosures Required by Rule 15Ga-11,2

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand[3]			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Student Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Academic Loan Funding Trust 2013-1		Educational Credit Management Corporation	24,412	$135,921,075	72.82%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
		Great Lakes Higher Education Guaranty Corp.	4,545	$25,281,588	13.54%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
		Pennsylvania Higher Education Assistance Authority	2,574	$25,456,225	13.64%	1	$2,235.74	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Academic Loan Funding Trust 2013-1 Total			31,531	$186,658,888	100.00%	1	$2,235.74	0.00%	0	$-		0	$-		0	$-		0	$-		0	$-
Student Loan Totals			31,531	$186,658,888		1	$2,235.74		0	$-		0	$-		0	$-		0	$-		0	$-
Asset Class: Residential Mortgage Loans
BCAP LLC Trust 2006-AA2 CIK #: 0001381862	X	IndyMac Bank	2,141	$894,954,004	75.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	2	$880,999.98	0.07%	0	$-	0.00%	0	$-	0.00%
		Countrywide Home Loans, Inc.	731	$305,842,996	25.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
BCAP LLC Trust 2006-AA2 Total			2,872	$1,200,797,000	100.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	2	$880,999.98	0.07%	0	$-	0.00%	0	$-	0.00%
BCAP LLC Trust 2007-AA1 CIK #: 0001390634	X	Countrywide Home Loans, Inc.	1,040	$742,466,538	57.00%	438	$312,692,638[4]	45.89%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
		IndyMac Bank	1,262	$568,179,204	43.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
BCAP LLC Trust 2007-AA1 Total			2,302	$1,310,645,742	100.00%	438	$312,692,638	45.89%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
BCAP LLC Trust 2008-IND1 CIK #: 0001426383	X	IndyMac Bank	951	$371,403,042	100.00%	1	$109,079	0.03%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
BCAP LLC Trust 2008-IND1 Total			951	$371,403,042	100.00%	1	$109,079	0.03%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
EquiFirst Loan Securitization Trust 2007-1 CIK#: 0001403828	X	EquiFirst Corporation and EquiFirst Mortgage Corporation of Minnesota	5,683	$981,398,942	100.00%	63	$6,874,717	0.70%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
EquiFirst Loan Securitization Trust 2007-1 Total			5,683	$981,398,942	100.00%	63	$6,874,717	0.70%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Residential Mortgage Loan Totals			11,808	$3,864,244,726		502	$319,676,434		0	$-		0	$-		2	$880,999.98		0	$-		0	$-

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

2 For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase during the reporting period may be listed in both the column entitled “Assets That Were Subject of Demand” as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

3 Assets included in the column entitled “Assets That Were Subject of Demand” includes only assets where a demand was made during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period.

4 The outstanding principal balance of the assets in the column entitled “Assets That Were Subject of Demand” is calculated based on the percentage of loans reported by the trustee as the subject of a demand multiplied by the aggregate outstanding principal balance as of the cut-off date for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period). The outstanding principal balance as of the last day of the reporting period was not provided by the trustee or any other Demand Entity despite our request and is not otherwise available without incurring unreasonable effort or expense.